Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Lease Cost Recognized

The following table contains a summary of the lease costs recognized under ASC 842 and other information pertaining to our operating leases for the years ended December 31, 2020 and 2019:

(In thousands)	For the year ended December 31, 2020	For the year ended December 31, 2019
Lease cost(1)
Operating lease cost	$6,132	$3,467

Total lease cost	$6,132	$3,467

Other information
Operating cash flows used for operating leases	$6,044	$1,070
Weighted-average remaining lease term (in years)	9.17	9.76
Weighted-average discount rate	9.90%	9.85%

(1)	Short-term lease costs and variable lease costs incurred for the years ended December 31, 2020 and 2019, were $1.5 million and $0.0 million, respectively.

Summary of Future Minimum Commitments Under Operating Leases

As of December 31, 2020, future minimum commitments under our operating leases were as follows:

(In thousands)	As of December 31, 2020
Maturity of lease liabilities
Fiscal year ended December 31, 2021	$5,737
Fiscal year ended December 31, 2022	5,918
Fiscal year ended December 31, 2023	6,096
Fiscal year ended December 31, 2024	6,289
Fiscal year ended December 31, 2025	6,457
Thereafter	29,084

Total future lease payments	$59,581
Less: Tenant improvement allowance receivable	(5,595)
Less: Effect of discounting	(20,981)

Present value of lease liabilities	$33,005

Summary of Operating Leases in Consolidated Balance Sheets

The following table summarizes the presentation of our operating leases in our consolidated balance sheets as of December 31, 2020 and 2019:

(In thousands)	As of December 31, 2020	As of December 31, 2019
Assets
Operating lease assets	$24,459	$26,015

Total lease assets	$24,459	$26,015

Liabilities
Current lease liabilities	$2,036	$2,592
Noncurrent lease liabilities	30,969	25,819

Total lease liabilities	$33,005	$28,411